Description of the business and summary of significant accounting policies - Impact of new International Financial Reporting Standards (Details)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2018 MXN ($)
Impact of adoption on the consolidated statements of financial position
Unearned transportation revenue	$ 123,890		$ 2,293,309	$ 2,228,051	$ 2,438,516
Retained earnings	216,730		4,948,376	5,853,092	4,265,876
Impact of adoption on the consolidated statements of operations
Fare revenues	939,285	$ 18,487,858	17,791,317	17,790,130
Other passenger revenues	400,982	7,892,497	6,098,504	4,919,452
Passenger revenues	1,340,267	26,380,355	23,889,821	22,709,582
Other non-passenger services	35,430	697,357	727,392	590,355
Cargo	11,555	227,438	170,973	171,623
Non- passenger revenues			898,365	761,978
Operating revenues	1,387,252	27,305,150	24,788,186	23,471,560
Operating expense			24,826,733	20,772,760
Operating income (loss)	(44,735)	(880,530)	(38,547)	2,698,800
Net (loss) income	$ (34,674)	$ (682,500)	$ (651,788)	$ 3,478,598
(Loss) Earnings per share basic: | (per share)	$ (0.034)	$ (0.674)	$ (0.644)	$ 3.438
Assets
Deferred income tax			$ 1,304,033	$ 978,683	2,029,811
Equity:
Retained earnings	$ 216,730		4,948,376	5,853,092	4,265,876
Impact on the statement of operations
Operating income	(44,735)	$ (880,530)	(38,547)	2,698,800
Finance cost	6,114	120,334	86,357	35,116
Foreign exchange (gain) loss	3,682	72,475	793,854	(2,169,505)
Income tax expense (benefit)	12,104	238,236	161,175	(1,457,182)
Net (income) loss	$ 34,674	682,500	651,788	(3,478,598)
Impact of IFRS 16 adoption
Impact of adoption on the consolidated statements of financial position
Retained earnings				6,497,366
Impact of adoption on the consolidated statements of operations
Operating income (loss)		(1,595,144)	(1,516,182)
Net (loss) income		(78,371)	1,101,595
Assets
Property, plant and equipment (Right-of-use-assets)			25,075,501	23,709,968	31,985,598
Deferred income tax			2,231,702	2,699,552	2,271,031
Prepaid expenses				(266,959)
Liabilities
Lease liabilities			32,436,015	32,639,927	$ 39,463,811
Equity:
Retained earnings				6,497,366
Impact on the statement of operations
Depreciation expense		4,123,513	3,522,738
Operating lease expense		(5,718,657)	(5,038,920)
Operating income		(1,595,144)	(1,516,182)
Finance cost		1,682,420	1,381,027
Foreign exchange (gain) loss		30,423	(1,434,290)
Income tax expense (benefit)		(39,328)	467,850
Net (income) loss		$ 78,371	(1,101,595)
As previously reported
Impact of adoption on the consolidated statements of financial position
Unearned transportation revenue			2,161,636	2,153,567
Retained earnings			5,080,049	5,927,576
Impact of adoption on the consolidated statements of operations
Fare revenues			17,791,317	17,790,130
Passenger revenues			17,791,317	17,790,130
Other non-passenger services			6,883,085	5,550,698
Cargo			170,973	171,623
Non- passenger revenues			7,054,058	5,722,321
Operating revenues			24,845,375	23,512,451
Operating expense			24,826,733	20,772,760
Operating income (loss)			18,642	2,739,691
Net (loss) income			$ (594,599)	$ 3,519,489
(Loss) Earnings per share basic: | $ / shares			$ (0.588)	$ 3.478
Equity:
Retained earnings			$ 5,080,049	$ 5,927,576
Impact on the statement of operations
Operating income			18,642	2,739,691
Net (income) loss			594,599	(3,519,489)
Adjustment
Impact of adoption on the consolidated statements of financial position
Unearned transportation revenue			131,673	74,484
Retained earnings			(131,673)	(74,484)
Impact of adoption on the consolidated statements of operations
Other passenger revenues			6,098,504	4,919,452
Passenger revenues			6,098,504	4,919,452
Other non-passenger services			(6,155,693)	(4,960,343)
Non- passenger revenues			(6,155,693)	(4,960,343)
Operating revenues			(57,189)	(40,891)
Operating income (loss)			(57,189)	(40,891)
Net (loss) income			(57,189)	(40,891)
Equity:
Retained earnings			(131,673)	(74,484)
Impact on the statement of operations
Operating income			(57,189)	(40,891)
Net (income) loss			$ 57,189	$ 40,891